Commitments and contingencies - Additional Information (Detail) $ in Millions	3 Months Ended
Mar. 31, 2021 CAD ($)
Disclosure of commitments and contingencies [line items]
Defense costs	$ 6.4
Number of Months amortized defense cost equally over period	30 months